RS - Fair Value Stock Options - Additional Information (Details)	12 Months Ended
Dec. 31, 2023
Stock Options Plans [Line Items]
Expected volatility development term	4 years
2019 stock option plans
Stock Options Plans [Line Items]
Expected volatility development term	4 years
April 2020 Stock Option Plan
Stock Options Plans [Line Items]
Expected volatility development term	4 years
October 2021 Stock Option Plan
Stock Options Plans [Line Items]
Expected volatility development term	4 years